Condensed Consolidated Statements of Changes in Preferred Interests and Members’ Deficit (Parentheticals) - Spartacus Acquisition Corp	5 Months Ended
Dec. 31, 2020 shares
Sale of Units through public offering	20,000,000
Sale of Private Placement Warrants	8,750,000